Intangible Assets - Land Use Rights, Net: Installments Table Text Block (Tables)	9 Months Ended
Mar. 31, 2014
Tables/Schedules
Installments Table Text Block
Installment	Payment date	Amount in USD
First	11/30/2012	3,245,067
Second	12/31/2012	3,245,067
Third	6/30/2013	6,490,135
Fourth	12/31/2013	6,490,135

Total		19,470,404